Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Business Combination Disclosure [Text Block]

4.           Acquisitions

2024 acquisitions:

During the year ended December 31, 2024, the Company acquired controlling interests in seven businesses, one in Real Estate Services and six in Engineering.

Real Estate Services

In April 2024, the Company acquired Lanard & Axilbund, LLC, a commercial real estate services firm in the United States.

Engineering

In July 2024, the Company acquired Phase Zero Design Corporation, an engineering and design firm in the United States.

In July 2024, the Company acquired an 89% interest in Englobe Corp., an engineering, environmental and inspection services firm with approximately 2,800 professionals operating in 71 locations and nine provinces across Canada.

In September 2024, the Company acquired Pritchard Francis Consulting Pty Limited, a multi-discipline engineering consulting firm in Australia.

In October 2024, the Company acquired two businesses, TTM Group Pty Limited, a transportation engineering consultancy firm in Australia and Goodkey, Weedmark & Associates Limited, a building engineering consulting firm in Canada.

In December 2024, the Company acquired MG2 Corporation, an architecture, strategic planning, design, and program management firm in the United States.

As of December 31, 2024, the Company has not completed its analysis to assign fair values to all identifiable tangible and intangible assets related to TTM Group Pty Limited, Goodkey, Weedmark & Associates Limited and MG2 Corporation and, therefore, the purchase price allocations for these acquired businesses are provisional and subject to change within the respective measurement period which will not extend beyond one year from the acquisition date. The acquisition date fair values of consideration transferred and the preliminary purchase price allocations are summarized as follows:

	Englobe	Other	Aggregate Acquisitions

Accounts receivable	$71,128	$30,253	$101,381
Contract assets	35,621	5,931	41,552
Other current assets	3,677	5,363	9,040
Current assets, excluding cash	110,426	41,547	151,973
Fixed assets	22,248	2,008	24,256
Operating lease right-of-use assets	22,156	14,258	36,414
Other non-current assets	11,073	4,019	15,092
Non-current assets	55,477	20,285	75,762
Accounts payable and accrued expenses	28,957	8,640	37,597
Accrued compensation	23,311	11,131	34,442
Contract liabilities	14,617	3,364	17,981
Operating lease liabilities	4,581	3,467	8,048
Other current liabilities	4,515	1,768	6,283
Current liabilities	75,981	28,370	104,351
Operating lease liabilities	17,575	12,516	30,091
Deferred income tax, net	48,935	4,994	53,929
Other non-current liabilities	500	2,625	3,125
Non-current liabilities	67,010	20,135	87,145
	$22,912	$13,327	$36,239

Cash consideration, net of cash acquired of $33,294	$450,175	$67,001	$517,176
Subsidiary equity consideration	-	24,078	24,078
Acquisition date fair value of contingent consideration	-	4,753	4,753
Total purchase consideration	$450,175	$95,832	$546,007

Acquired intangible assets (note 10)
Finite life	$216,994	$40,940	$257,934
Goodwill	$267,749	$41,565	$309,314
Redeemable non-controlling interest (note 16)	$57,480	$-	$57,480

Subsidiary equity consideration are the shares in subsidiaries exchanged as partial consideration in a transaction. The new shareholders are subject to a shareholders’ agreement and are considered redeemable non-controlling interest of the Company. (See note 16) Redeemable non-controlling interest is initially recognized at the proportionate fair value of the acquired business.

During the year ended December 31, 2024, the Company made no significant adjustments to its purchase consideration for acquisitions completed in 2023.

2023 acquisitions:

During the year ended December 31, 2023, the Company acquired controlling interests in three businesses including two in Asia Pacific, Greenstone Group Ltd., a project management firm in New Zealand and Craig & Rhodes Pty Limited, an engineering and design firm in Australia, and one in the Americas HILGARTWILSON, LLC, an engineering and design firm in the United States.

The acquisition date fair value of consideration transferred and the purchase price allocations are summarized as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$15,372
Non-current assets	9,286
Current liabilities	6,653
Long-term liabilities	8,445
$9,560

Cash consideration, net of cash acquired of $7,278	$60,343
Acquisition date fair value of contingent consideration	3,962
Total purchase consideration	$64,305

Acquired intangible assets (note 10)
Finite life	$44,567
Goodwill (note 11)	$34,369
Redeemable non-controlling interest (note 16)	$24,191

Acquired goodwill and intangible assets

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill acquired in the years ended December 31, 2024 and December 31, 2023 are assembled workforces, synergies with existing operations and future growth prospects. Specifically, the synergies in the Company’s acquisitions primarily relate to diversifying the Company’s client base and service offerings, cross-sell opportunities, increasing market share, and geographic expansion. Future growth prospects in the acquired businesses are consistent with long-term growth trends in the commercial real estate services and engineering services industries. For acquisitions completed during the year ended December 31, 2024, goodwill in the amount of $37,266 is deductible for income tax purposes (2023 - $22,168).

In determining the fair value of intangible assets acquired in business combinations, management makes estimates and assumptions which require significant judgment. In particular, the Company acquired $222,681 of customer lists and relationships. Valuation of these intangible assets is based upon a discounted cash flow methodology where the most significant estimates relate to discount rates, forecasted revenues and forecasted margin.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

Contingent acquisition consideration

The Company typically structures its business acquisitions to include contingent consideration. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to five-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at December 31, 2024, was $36,695 ( December 31, 2023 - $44,712). See note 22 for discussion on the fair value of contingent consideration. Contingent consideration where the seller is required to remain employed to be entitled to payment is considered to have a compensatory element and is revalued at each reporting period and recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at December 31, 2024, was $44,280 ( December 31, 2023 - $90,480). The estimated range of outcomes (undiscounted) for all contingent consideration arrangements, including those with an element of compensation is determined based on the likelihood of achieving specified earnings levels over the contingency period, and ranges from $249,099 to a maximum of $345,340. These contingencies will expire during the period extending to March 2029.

The consideration for the acquisitions during the year ended December 31, 2024, was financed from borrowings on the Revolving Credit Facility and cash on hand. During the year ended December 31, 2024, $3,468 was paid with reference to contingent consideration (2023 - $56,530).

Unaudited supplemental proforma

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended December 31, 2024, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been January 1, 2023, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2024	$215,654	$2,766
Supplemental pro forma for 2024 (unaudited)	5,134,012	232,462
Supplemental pro forma for 2023 (unaudited)	4,842,597	115,960